PHOENIX INSIGHT FUNDS TRUST
    Supplement dated December 7, 2006 to the Institutional Shares Prospectus
      dated June 26, 2006, as supplemented August 1, 2006, October 2, 2006 and November 17, 2006



IMPORTANT NOTICE TO INVESTORS

INSTITUTIONAL SHARES RENAMED CLASS I SHARES

Effective January 5, 2007, Institutional Shares offered by the Phoenix Insight Funds Trust are renamed Class I Shares. All references to Institutional Shares in the prospectus are hereby changed to reference Class I Shares. The fee structure for Class I Shares is identical to that of the former Institutional Shares. Additionally, the disclosure regarding Institutional Shares in the section "Purchase Requirements" is hereby replaced with the following:

         Class I Shares are offered primarily to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations who purchase the minimum amounts; to private clients of the adviser, subadviser and their affiliates; or through certain wrap programs with which the Distributor has an arrangement. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. For additional information about purchasing Class I Shares, please contact Institutional Trading Services by calling (877) 252-9076.

         To purchase Class I Shares, you must initially purchase shares whose net asset value meets or exceeds $100,000. There is no minimum subsequent investment.



        INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                                FUTURE REFERENCE.

PXP 4492/Inst'l to Class I (12/06)

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                           PHOENIX INSIGHT FUNDS TRUST
  Supplement dated December 7, 2006 to the Statement of Additional Information
              dated June 26, 2006, as supplemented August 1, 2006,
             October 2, 2006, November 17, 2006 and December 6, 2006



IMPORTANT NOTICE TO INVESTORS

INSTITUTIONAL SHARES RENAMED CLASS I SHARES

Effective January 5, 2007, Institutional Shares offered by the Phoenix Insight Funds Trust are renamed Class I Shares. All references to Institutional Shares in the Statement of Additional Information are hereby changed to reference Class I Shares. Additionally, the disclosure regarding Institutional Shares in the section "How to Buy Shares" is hereby replaced with the following:

     For Class A Shares and Class C Shares, the minimum initial investment is $500 and the minimum subsequent investment is $25. For Class I Shares, the minimum initial investment is $100,000 and there is no subsequent minimum investment. There are no minimum investment or subsequent investment requirements for Exchange Shares. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by the Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent minimum investment amounts in connection with the reinvestment of dividend or capital gain distributions. For purchases of Class I Shares by private clients of the Adviser, subadviser and their affiliates, or through certain wrap programs with which the Distributor has an arrangement, the minimum initial investment is waived. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

The disclosure regarding Institutional Shares in the section "Alternative Purchase Arrangements" is hereby replaced with the following:

     Class I Shares are offered without any sales charges to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations who purchase the minimum amounts; to private clients of the Adviser, subadviser and their affiliates; or through certain wrap programs with which the Distributor has an arrangement.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 4561/Inst'l to Class I (12/06)